AUGUST 31, 2025 (Unaudited) :: BITCOIN & ETHER EQUAL WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 62 .0%
Repurchase Agreements (a) — 62 .0%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $7,318,368
(Cost $7,314,869) $ 7,314,869
$ 7,314,869
Total Investments — 62.0%
(Cost $7,314,869) 7,314,869
Other assets less liabilities — 38.0% 4,479,222
Net Assets — 100.0% $ 11,794,091
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 10 9/26/2025 U.S. Dollar $ 5,438,750 $ (198,425)
CME Ether 26 9/26/2025 U.S. Dollar 5,671,250 (148,534)
$ (346,959)

BITCOIN & ETHER MARKET CAP WEIGHT ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 68 .2%
Repurchase Agreements (a) — 68 .2%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $12,302,955
(Cost $12,297,073) $ 12,297,073
$ 12,297,073
Total Investments — 68.2%
(Cost $12,297,073) 12,297,073
Other assets less liabilities — 31.8% 5,725,458
Net Assets — 100.0% $ 18,022,531
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 26 9/26/2025 U.S. Dollar $ 14,140,750 $ (515,905)
CME Ether 15 9/26/2025 U.S. Dollar 3,271,875 (85,693)
$ (601,598)

AUGUST 31, 2025 (Unaudited) :: BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Principal
Amount Value
Short-Term Investments — 69 .6%
Repurchase Agreements (a) — 32 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $890,425,237
(Cost $889,999,533) $ 889,999,533
$ 889,999,533
U.S. Treasury Obligations — 36 .8%
U.S. Treasury Bills
4.28%, 9/16/2025 (b)
(Cost $998,222,708) 1,000,000,000 998,343,140
Total Short-Term Investments
(Cost $1,888,222,241) 1,888,342,673
Total Investments — 69.6%
(Cost $1,888,222,241) 1,888,342,673
Other assets less liabilities — 30.4% 826,284,536
Net Assets — 100.0% $ 2,714,627,209
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2025.
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 4,580 9/26/2025 U.S. Dollar $ 2,490,947,500 $ (112,198,320)
Swap Agreements
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
102,702,896 9/30/2025 Societe Generale 1.00%
S&P CME Bitcoin Futures
Index (8,960,575)
102,702,896 (8,960,575)
Total Unrealized
Depreciation
(8,960,575)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ETHER ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Principal
Amount Value
Short-Term Investments — 50 .8%
Repurchase Agreements (a) — 50 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $61,419,315
(Cost $61,389,952) $ 61,389,952
$ 61,389,952
Total Investments — 50.8%
(Cost $61,389,952) 61,389,952
Other assets less liabilities — 49.2% 59,454,211
Net Assets — 100.0% $ 120,844,163
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 524 9/26/2025 U.S. Dollar $ 114,297,500 $ (6,931,967)

AUGUST 31, 2025 (Unaudited) :: SHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Principal
Amount Value
Short-Term Investments — 62 .8%
Repurchase Agreements (a) — 62 .8%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $48,263,052
(Cost $48,239,978) $ 48,239,978
$ 48,239,978
Total Investments — 62.8%
(Cost $48,239,978) 48,239,978
Other assets less liabilities — 37.2% 28,620,101
Net Assets — 100.0% $ 76,860,079
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 141 9/26/2025 U.S. Dollar $ 76,686,375 $ 2,943,374

SHORT ETHER ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 36 .4%
Repurchase Agreements (a) — 36 .4%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $2,842,535
(Cost $2,841,174) $ 2,841,174
$ 2,841,174
Total Investments — 36.4%
(Cost $2,841,174) 2,841,174
Other assets less liabilities — 63.6% 4,962,837
Net Assets — 100.0% $ 7,804,011
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 35 9/26/2025 U.S. Dollar $ 7,634,375 $ 187,720
CME Micro Ether 360 9/26/2025 U.S. Dollar 157,050 3,686
$ 191,406

AUGUST 31, 2025 (Unaudited) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Investments
Principal
Amount Value
Short-Term Investments — 7 .3%
Repurchase Agreements (a) — 7 .3%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $77,750,837
(Cost $77,713,665) $ 77,713,665
$ 77,713,665
Total Investments — 7.3%
(Cost $77,713,665) 77,713,665
Other assets less liabilities — 92.7% 982,278,372
Net Assets — 100.0% $ 1,059,992,037
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 995 9/26/2025 U.S. Dollar $ 541,155,625 $ (23,654,927)
Swap Agreements
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
214,572,257 9/19/2025 Barclays Bank PLC 8.33% iShares Bitcoin Trust (10,278,399)
120,907,077 11/6/2025 CF Secured, LLC 12.83% Fidelity Wise Origin Bitcoin 25,870,012
550,325,944 2/6/2026 Goldman Sachs International 7.33% iShares Bitcoin Trust (13,701,015)
188,335,227 12/8/2025 J.P. Morgan Securities, LLC 7.33% iShares Bitcoin Trust 19,250,765
488,628,327 11/6/2025
Nomura Global Financial
Products Inc. 10.33% iShares Bitcoin Trust 140,042,416
1,562,768,832 161,183,779
Total Unrealized
Appreciation
185,163,193
Total Unrealized
Depreciation
(23,979,414)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ETHER ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHT
::
Investments
Principal
Amount Value
Short-Term Investments — 10 .7%
Repurchase Agreements (a) — 10 .7%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $66,029,286
(Cost $65,997,717) $ 65,997,717
$ 65,997,717
Total Investments — 10.7%
(Cost $65,997,717) 65,997,717
Other assets less liabilities — 89.3% 549,366,581
Net Assets — 100.0% $ 615,364,298
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 3,663 9/26/2025 U.S. Dollar $ 798,991,875 $ (54,941,549)
Swap Agreements
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
250,045,274 2/6/2026 Goldman Sachs International 8.83% iShares Ethereum Trust 52,071,445
164,494,103 2/6/2026
Nomura Global Financial
Products Inc. 16.83% iShares Ethereum Trust (9,218,203)
414,539,377 42,853,242
Total Unrealized
Appreciation
52,071,445
Total Unrealized
Depreciation
(9,218,203)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2025 (Unaudited) :: ULTRA SOLANA ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SLON
::
Value
Other assets less liabilities — 100.0%
$ 47,805,405
Net Assets — 100.0%
$ 47,805,405
Futures Contracts Purchased
Ultra Solana ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Solana 1,619 9/26/2025 U.S. Dollar $ 95,413,575 $ 984,747
$ 984,747

ULTRA XRP ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXRP
::
Value
Other assets less liabilities — 100.0%
$ 88,014,693
Net Assets — 100.0%
$ 88,014,693
Futures Contracts Purchased
Ultra XRP ETF had the following open long futures contracts as of August 31, 2025:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Xrp 794 9/26/2025 U.S. Dollar $ 113,045,750 $ (8,991,929)
Xrp 2,194 9/26/2025 U.S. Dollar 62,765,952 (7,827,154)
$ (16,819,083)

AUGUST 31, 2025 (Unaudited) :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBIT
::
Investments
Principal
Amount Value
Short-Term Investments — 15 .5%
Repurchase Agreements (a) — 15 .5%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $11,672,092
(Cost $11,666,511) $ 11,666,511
$ 11,666,511
Total Investments — 15.5%
(Cost $11,666,511) 11,666,511
Other assets less liabilities — 84.5% 63,679,294
Net Assets — 100.0% $ 75,345,805
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 100 9/26/2025 U.S. Dollar $ 54,387,500 $ 1,326,421
Swap Agreements
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(21,891,748) 9/19/2025 Barclays Bank PLC (7.33)% iShares Bitcoin Trust 1,040,395
(26,792,509) 2/6/2026 Goldman Sachs International (4.33)% iShares Bitcoin Trust 2,264,732
(47,020,708) 12/8/2025
Nomura Global Financial
Products Inc. (3.83)% iShares Bitcoin Trust 1,811,882
(95,704,965) 5,117,009
Total Unrealized
Appreciation
5,117,009
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ETHER ETF :: AUGUST 31, 2025 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHD
::
Investments
Principal
Amount Value
Short-Term Investments — 14 .1%
Repurchase Agreements (a) — 14 .1%
Repurchase Agreements
with various counterparties,
rates 4.00% - 4.32%, dated
8/29/2025, due 9/2/2025, total
to be received $13,474,849
(Cost $13,468,408) $ 13,468,408
$ 13,468,408
Total Investments — 14.1%
(Cost $13,468,408) 13,468,408
Other assets less liabilities — 85.9% 82,274,647
Net Assets — 100.0% $ 95,743,055
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of August 31, 2025:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 606 9/26/2025 U.S. Dollar $ 132,183,750 $ 3,089,514
Swap Agreements
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of August 31, 2025:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(31,303,060) 11/6/2025 Goldman Sachs International (4.33)% iShares Ethereum Trust (6,437,665)
(27,858,633) 12/8/2025
Nomura Global Financial
Products Inc. (3.33)% iShares Ethereum Trust (4,802,579)
(59,161,693) (11,240,244)
Total Unrealized
Depreciation
(11,240,244)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS :: AUGUST 31, 2025 (Unaudited) :: 13
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On August 31, 2025, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of
America
Securities,
Inc., 4%,
dated
08/29/2025
due
09/02/2025
(a)
Bank of
America
Securities,
Inc., 4.32%,
dated
08/29/2025
due
09/02/2025
(b)
Barclays
Capital, Inc.,
4.31%, dated
08/29/2025
due
09/02/2025
(c)
BNP Paribas
Securities
Corp.,
4.32%, dated
08/29/2025
due
09/02/2025
(d)
CF Secured
LLC, 4.31%,
dated
08/29/2025 due
09/02/2025
(e)
Natixis New
York Branch,
4.31%, dated
08/29/2025
due
09/02/2025
(f)
Total
Bitcoin & Ether Equal Weight ETF
............
$ 174,237
$ 958,303 $ 435,592 $ 696,948 $ 2,871,828 $ 2,177,961 $ 7,314,869
Bitcoin & Ether Market Cap Weight ETF
........
292,911
1,611,009 732,277 1,171,643 4,827,848 3,661,385 12,297,073
Bitcoin ETF
...........................
21,199,391
116,596,649 52,998,477 84,797,563 349,415,068 264,992,385 889,999,533
Ether ETF
............................
1,462,281
8,042,547 3,655,703 5,849,125 24,101,781 18,278,515 61,389,952
Short Bitcoin ETF
.......................
1,149,055
6,319,801 2,872,637 4,596,219 18,939,082 14,363,184 48,239,978
Short Ether ETF
........................
67,675
372,215 169,189 270,702 1,115,449 845,944 2,841,174
Ultra Bitcoin ETF
.......................
1,851,105
10,181,076 4,627,762 7,404,419 30,510,494 23,138,809 77,713,665
Ultra Ether ETF
........................
1,572,037
8,646,198 3,930,090 6,288,145 25,910,796 19,650,451 65,997,717
UltraShort Bitcoin ETF
....................
277,891
1,528,401 694,728 1,111,564 4,580,288 3,473,639 11,666,511
UltraShort Ether ETF
.....................
320,811
1,764,463 802,029 1,283,246 5,287,716 4,010,143 13,468,408
$ 28,367,394 $ 156,020,662 $ 70,918,484 $ 113,469,574 $ 467,560,350 $ 354,592,416 $ 1,190,928,880
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2025 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 5/15/2032 to 2/15/2052; U.S. Treasury Notes, 1.13% to 4.25%, due 1/15/2026 to 11/15/2032, which had an aggregate value at the Trust level of $102,000,000.
(b) U.S. Treasury Bonds, 0%, due 11/15/2039 to 11/15/2051; U.S. Treasury Notes, 2.38% to 4.30%, due 7/31/2027 to 10/15/2028, which had an aggregate value at the Trust level of $561,000,000.
(c) U.S. Treasury Notes,  4.25%, due 6/30/2031, which had an aggregate value at the Trust level of $255,000,050.
(d) U.S. Treasury Bills, 0%, due 1/2/2026; U.S. Treasury Bonds, 0% to 0.88%, due 8/15/2027 to 5/15/2055; U.S. Treasury Notes, 0.50% to
4.50%, due 7/15/2026 to 5/15/2035, which had an aggregate value at the Trust level of $408,000,000.
(e) U.S. Treasury Bills, 0%, due 9/4/2025 to 7/9/2026; U.S. Treasury Bonds, 0% to 6.75%, due 8/31/2025 to 8/15/2055; U.S. Treasury Notes,
0.13% to 5%, due 8/31/2025 to 8/15/2035, which had an aggregate value at the Trust level of $1,682,001,662.
(f) U.S. Treasury Bills, 0%, due 10/9/2025 to 4/16/2026; U.S. Treasury Bonds, 0% to 4.75%, due 11/15/2028 to 8/15/2054; U.S. Treasury Notes,
0.63% to 5%, due 10/31/2025 to 1/15/2035, which had an aggregate value at the Trust level of $1,275,610,584.